Long-Term Debt - Additional Information1 (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 744,634,000	$ 735,701,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments	3
Long-term debt	580,593,000	555,472,000
Reference rate for the variable rate of the debt instrument	LIBOR
Minimum hull coverage ratio	105.00%
Actual hull coverage ratio	114.30%
Debt Instrument, collateral description	The Revolvers are collateralized by 21 of the Company's vessels, together with other
Maintain the greater of free cash liquidity	100,000,000
Minimum liquidity as a percentage of debt	7.50%
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.60%	0.60%
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments	3
Long-term debt	164,041,000	180,229,000
Reference rate for the variable rate of the debt instrument	LIBOR
Minimum hull coverage ratio	120.00%	115.00%
Debt Instrument, collateral description	The term loans are collateralized by first-priority mortgages on six of the Company’s vessels, together with certain other related security.
Maintain the greater of free cash liquidity	100,000,000
Minimum liquidity as a percentage of debt	7.50%
Interest at a weighted-average fixed rate	1.10%	1.20%
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.06%
Percentage of margin	0.30%	0.30%
Actual hull coverage ratio	146.70%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.90%
Percentage of margin	1.00%	1.00%
Actual hull coverage ratio	388.90%
Secured Debt [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Aggregate annual long-term principal repayments, 2014	25,200,000
Aggregate annual long-term principal repayments, 2015	83,600,000
Aggregate annual long-term principal repayments, 2016	108,100,000
Aggregate annual long-term principal repayments, 2017	415,300,000
Aggregate annual long-term principal repayments, 2018	53,100,000
Aggregate annual long-term principal repayments, thereafter	$ 59,300,000